Subsequent events (Details) - USD ($)			12 Months Ended
	Dec. 18, 2014	Dec. 01, 2014	Sep. 30, 2014	Oct. 31, 2013
Promissory Note [Member]
Subsequent events (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)				$ 20,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%
Subsequent Event [Member] | Promissory Note [Member]
Subsequent events (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services		291,667
Debt Instrument, Face Amount (in Dollars)	$ 400,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Conversion, Description	The Note is convertible into shares of the Company’s Common Stock at the lower of (A) the 10-day trailing volume weighted average bid price of the Company’s Common Stock, calculated at time of conversion, or (B) $0.008 per share.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.008
Debt Instrument, Redemption, Description	After 3 months the Company may prepay the Note at a price of 110% of the outstanding principal plus interest.
Subsequent Event [Member] | Loan And Global Amendment [Member] | Inter Mountain [Member]
Subsequent events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			15,664,746